SHARE CAPITAL	12 Months Ended
Aug. 31, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

9. SHARE CAPITAL

(a) Authorized

Unlimited common shares without par value.

(b) Shares Issued

At August 31, 2025 the Company had 112,571,113 common shares outstanding.

Fiscal 2025

On November 13, 2024, the Company filed a final short form base shelf prospectus (the "2024 Shelf Prospectus") with the securities regulatory authorities in each of the provinces and territories of Canada and a corresponding registration statement on Form F-10 with the United States Securities and Exchange Commission.  The 2024 Shelf Prospectus is valid for 25 months from the filing date.  On December 5, 2024, the Company filed a supplement (the "Supplement") to the 2024 Shelf Prospectus and announced an Equity Distribution Agreement ("EDA") whereby the Company can sell its Common Shares from time to time until December 13, 2026, for up to $50 million in aggregate sales proceeds pursuant to an at-the-market offering (the "2025 ATM") with BMO Capital Markets, BMO Nesbitt Burns Inc., and Beacon Securities Limited.

During the year ended August 31, 2025, 8,941,494 shares were sold at an average price of US$1.47 for gross proceeds of $13.18 million, with net proceeds of $12.85 million after deducting directly attributable costs of $0.33 million.  During the three-month period ended August 31, 2025, 4,590,566 shares were sold at an average price of US$1.62 for gross proceeds of $7.43 million, with net proceeds of $7.25 million after deducting directly attributable costs of $0.18 million.  Subsequent to year end the Company has sold a further 3,728,208 shares at an average price of US$2.46 for gross proceeds of $9.16 million, with net proceeds of $8.93 million after deducting directly attributable costs of $0.23 million.  During the year ended August 31, 2025, the Company has incurred $1.33 million in share issuance costs related directly and indirectly to the filing of the 2024 Shelf Prospectus, Supplement, EDA and ATM sales.

On May 29, 2025, the Company closed a non-brokered private placement with Deepkloof Limited ("Deepkloof"), a subsidiary of existing major shareholder Hosken Consolidated Investments Limited ("HCI") for 800,000 common shares at a price of US$1.26 each for gross proceeds of $1.0 million returning HCI's ownership in the Company to approximately 26% at closing.

Fiscal 2024

On September 18, 2023, the Company closed a non-brokered private placement with Deepkloof for 2,118,645 common shares at a price of $1.18 each for gross proceeds of $2.5 million returning HCI's ownership in the Company to approximately 26% at closing.

(c) Incentive stock options

The Company has entered into Incentive share purchase option agreements under the terms of its share compensation plan with directors, officers, consultants and employees.  Under the terms of the share purchase option agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant.  Options of the Company are subject to vesting provisions.  All exercise prices are denominated in CAD.

The following tables summarize the Company's outstanding share purchase options:

	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2023	4,793,837	$3.17
Granted	589,950	$1.52
Forfeited	(937,000)	$6.25
Exercised	(647,169)	$2.61

	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2024	3,799,618	$2.21
Granted	467,520	$1.93
Exercised	(622,618)	$1.81
Options outstanding at August 31, 2025	3,644,520	$2.21

In fiscal 2025, the weighted average share price when options were exercised was $2.51 CAD.

Number Outstanding at August 31, 2025	Number Exercisable at August 31, 2025	Exercise Price i n CAD	Average Remaining Contractual Life (Years)
99,000	99,000	$ 3.90	0.94
42,000	42,000	$ 3.40	1.06
21,000	21,000	$ 2.52	1.50
1,113,000	742,000	$ 2.37	2.09
1,120,000	1,120,000	$ 2.32	1.29
200,000	50,000	$ 2.28	2.69
467,520	-	$ 1.93	4.09
582,000	188,700	$ 1.52	3.09
3,644,520	2,262,700		2.25

During the year ended August 31, 2025, the Company granted 467,520 share purchase options, which will vest in three tranches on the first, second and third anniversary of the grant.

During the year ended August 31, 2024, the Company granted 589,950 share purchase options, which will vest in three tranches on the first, second and third anniversary of the grant.

During the year ended August 31, 2025, the Company recorded $553 of stock compensation costs (August 31, 2024 - $979) related to share purchase options, of which $534 was expensed (August 31, 2024 - $947) and $19 was capitalized to mineral properties (August 31, 2024 - $32).

The Company used the Black-Scholes model to determine the grant date fair value of share purchase options granted.  The following assumptions were used in valuing share purchase options granted during the year ended August 31, 2025 and August 31, 2024:

Period ended	August 31, 2025	August 31, 2024
Risk-free interest rate	2.72%	4.48%
Expected life of options	4.1 years	4.1 years
Annualized volatility[1]	77%	79%
Forfeiture rate	0.4%	0.9%
Dividend rate	0.0%	0.0%
[1]The Company uses its historical volatility as the basis for the expected volatility assumption in the Black Scholes option pricing model.

(d) Deferred Share Units

The Company has established a deferred share unit ("DSU") plan for non-executive directors.  Each DSU has the same value as one Company common share.  DSUs must be retained until each director leaves the board, at which time the DSUs are redeemed.

During the year ended August 31, 2025, director fees of $186 (August 31, 2024 - $183) were paid by the issuance of DSUs.  An expense of $316 (August 31, 2024 - $34 expense) was recorded in share based compensation for the revaluation of fully vested DSUs.

At August 31, 2025 a total of 998,352 DSUs were issued and outstanding.

(e) Restricted Share Units

The Company has established a restricted share unit ("RSU") plan for officers and certain employees of the Company.  Each RSU represents the right to receive one Company common share following the attainment of vesting criteria determined at the time of the award.  RSUs vest over a three-year period.

During the year ended August 31, 2025, a stock compensation cost of $366 was recorded (August 31, 2024 - $405) of which $343 was expensed (August 31, 2024 - $381) and $23 was capitalized (August 31, 2024 - $23).  During the year ended August 31, 2025 the Company issued 257,600 RSUs which vest evenly on the first, second and third anniversary of issuance.  At August 31, 2025, 541,815 RSUs were issued and outstanding, with Nil of the outstanding RSU's being vested.